Convertible Notes Payable (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 05, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 15, 2020
Debt principal amount						$ 269,262
Aggregate shares of common stock upon the conversion of convertible debt		4,368,486	7,936,740
Amortization of convertible debt, net		$ 501,164	$ 74,837	$ 956,554	$ 257,445
Common stock issuable upon conversion		$ 1,186,176	$ 793,674
Convertible Promissory Note [Member] | Note Purchase Agreement [Member]
Debt principal amount	$ 350,000
Note bears interest rate	7.00%
Debt accrued interest rate	12.00%
Debt instrument description	The Noteholder have an optional right of conversion such that a Noteholder may elect to convert his March 2021 Note, in whole or in part, outstanding as of such time, into the number of fully paid and non-assessable shares of the Company's common stock as determined by dividing the indebtedness under the March 2021 Note price equal to the lesser of (a) $1.50 per share, and (b) a 30% discount to the price of the common stock in the qualified transaction. Following an event of default, the conversion price shall be adjusted to be equal to the lower of: (i) the then applicable conversion price or (ii) the price per share of 85% of the lowest traded price for the Company's common stock during the 15 trading days preceding the relevant conversion. In addition, subject to the ownership limitations, if a qualified transaction is completed, without further action from the Noteholder, on the closing date of the qualified transaction, 50% of the principal amount of this March 2021 Note and all accrued and unpaid interest shall be converted into Company common stock at a conversion price equal to the 30% discount to the offering price in such qualified transaction, which price shall be proportionately adjusted for stock splits, stock dividends or similar events.
Aggregate shares of common stock upon the conversion of convertible debt		233,333
Convertible Promissory Note [Member] | Note Purchase Agreement [Member] | Minimum [Member]
Gross proceeds from convertible debt	$ 10,000,000